Investor A Institutional [Member] Average Annual Total Returns - Investor A, Institutional		12 Months Ended	60 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (Net) (Reflects deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	4.76%	4.20%
MSCI Emerging Markets Minimum Volatility Index (Net) (Reflects deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.42%	4.62%	4.11%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.98%	4.77%	4.23%
Performance Inception Date			Dec. 21, 2020
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.88%	3.64%	3.11%
Performance Inception Date			Dec. 21, 2020
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.73%	3.50%	3.08%
Performance Inception Date			Dec. 21, 2020
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.32%	6.17%	5.63%
Performance Inception Date			Dec. 21, 2020

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.